Loans Receivable Allowance	6 Months Ended
Jun. 30, 2012
Provision For Loan and Lease Losses [Abstract]
Allowance for Credit Losses [Text Block]
4.	Loans Receivable Allowance –

As a result of the Company’s collection efforts, it historically writes off approximately 42% of the returned payday items.  Based on days past the check return date, write-offs of payday returned items historically have tracked at the following approximate percentages: 1 to 30 days – 42%; 31 to 60 days – 66%; 61 to 90 days – 83%; 91 to 120 days – 87%; and 121 to 180 days – 90%.  A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000